14. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of tax rate
	2015	2014

Federal tax at statutory rate	34.0%	34.0%
Permanent differences:
State income taxes, net of federal benefit	5.8%	5.8%
Gain/loss on extinguishment of debt	4.6%	-191.2%
Amortization of debt discount and accretion of debt	–	0.5%
Non-deductible entertainment	-0.1%	0.3%
Temporary differences:
Accrued liabilities and other	-0.1%	0.4%
Change in valuation allowance	-44.3%	150.5%
Total provision	-0.1%	0.4%

Deferred taxes
	Asset (Liability)
	2015	2014
Current:
Reserves and accruals	$51,290	$309,724
Noncurrent:
Net operating losses	1,166,436	504,644
Valuation allowance	(1,217,726)	(814,368)
Net deferred tax asset	$–	$–